Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
April 30, 2026
VTF-NPRT3-0626
1.9897888.105
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 1.1%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd (United States)	168	8,012
Imperial Oil Ltd (United States)	8,651	1,159,407
TOTAL ENERGY		1,167,419
Materials - 0.3%
Chemicals - 0.3%
Nutrien Ltd (United States)	6,729	511,404
TOTAL CANADA		1,678,823
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,609	1,429,381
UNITED KINGDOM - 4.9%
Consumer Staples - 1.6%
Beverages - 0.6%
Diageo PLC ADR	11,947	963,526
Personal Care Products - 0.5%
Unilever PLC ADR	13,427	791,924
Tobacco - 0.5%
British American Tobacco PLC ADR	14,022	824,494
TOTAL CONSUMER STAPLES		2,579,944
Health Care - 2.9%
Pharmaceuticals - 2.9%
Astrazeneca PLC (United States)	12,590	2,358,988
GSK PLC ADR	43,245	2,262,146
TOTAL HEALTH CARE		4,621,134
Utilities - 0.4%
Multi-Utilities - 0.4%
National Grid PLC ADR	6,934	620,870
TOTAL UNITED KINGDOM		7,821,948
UNITED STATES - 91.2%
Communication Services - 9.2%
Entertainment - 2.1%
Walt Disney Co/The	19,677	2,041,489
Warner Bros Discovery Inc (a)	45,861	1,240,540
		3,282,029
Interactive Media & Services - 6.9%
Alphabet Inc Class A	18,999	7,310,816
Alphabet Inc Class C	7,928	3,028,020
Meta Platforms Inc Class A	1,077	659,027
		10,997,863
Media - 0.2%
Omnicom Group Inc	6,141	471,137
TOTAL COMMUNICATION SERVICES		14,751,029
Consumer Discretionary - 8.8%
Broadline Retail - 3.9%
Amazon.com Inc (a)	23,298	6,175,368
Diversified Consumer Services - 0.6%
H&R Block Inc	31,778	1,008,316
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza Inc	1,919	651,347
Household Durables - 0.6%
Mohawk Industries Inc (a)	3,798	400,917
Taylor Morrison Home Corp (a)	2,098	127,432
Toll Brothers Inc	2,740	389,464
		917,813
Specialty Retail - 2.7%
Abercrombie & Fitch Co Class A (a)	2,223	189,732
AutoNation Inc (a)	1,354	287,563
Group 1 Automotive Inc	687	245,170
Lithia Motors Inc	1,224	355,107
Lowe's Cos Inc	4,539	1,083,868
Murphy USA Inc	618	363,384
Ross Stores Inc	7,592	1,729,382
		4,254,206
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica Inc (a)	3,169	436,371
PVH Corp	6,214	568,208
		1,004,579
TOTAL CONSUMER DISCRETIONARY		14,011,629
Consumer Staples - 7.6%
Beverages - 2.0%
Constellation Brands Inc Class A	3,809	596,413
Keurig Dr Pepper Inc	87,332	2,567,561
		3,163,974
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings Inc (a)	56	5,258
Kroger Co/The	9,791	666,473
Sprouts Farmers Market Inc (a)	8,211	672,070
Target Corp	7,200	934,201
US Foods Holding Corp (a)	6,507	608,339
		2,886,341
Food Products - 1.0%
McCormick & Co Inc/MD	264	13,421
Mondelez International Inc	26,281	1,614,705
		1,628,126
Household Products - 2.4%
Colgate-Palmolive Co	11,431	975,750
Kimberly-Clark Corp	4,930	485,260
Procter & Gamble Co/The	15,661	2,303,577
		3,764,587
Tobacco - 0.4%
Philip Morris International Inc	4,280	706,500
TOTAL CONSUMER STAPLES		12,149,528
Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	20,735	2,608,048
Exxon Mobil Corp	39,428	6,084,924
Shell PLC ADR	33,624	3,048,688
TOTAL ENERGY		11,741,660
Financials - 21.0%
Banks - 8.1%
Bank of America Corp	73,677	3,938,772
M&T Bank Corp	8,205	1,793,859
PNC Financial Services Group Inc/The	11,704	2,609,992
US Bancorp	35,088	1,988,086
Wells Fargo & Co	30,464	2,505,055
		12,835,764
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	8,206	1,102,640
Blackrock Inc	32	34,099
Charles Schwab Corp/The	13,012	1,192,420
Northern Trust Corp	16,004	2,662,106
State Street Corp	68	10,393
		5,001,658
Consumer Finance - 1.0%
Capital One Financial Corp	8,264	1,580,903
Financial Services - 2.3%
Berkshire Hathaway Inc Class B (a)	2,475	1,172,160
Fiserv Inc (a)	5,508	345,076
Global Payments Inc	7,545	542,938
Sycamore Partners LLC rights (a)(b)	37,295	20,139
Visa Inc Class A	4,720	1,556,846
		3,637,159
Insurance - 6.0%
Chubb Ltd	8,255	2,699,385
Fidelity National Financial Inc	8,824	461,495
Hartford Insurance Group Inc/The	7,900	1,080,799
Marsh & McLennan Cos Inc	8,099	1,358,283
Travelers Companies Inc/The	10,414	3,177,728
Willis Towers Watson PLC	2,963	759,121
		9,536,811
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	34,776	796,370
TOTAL FINANCIALS		33,388,665
Health Care - 8.8%
Biotechnology - 1.8%
Biogen Inc (a)	6,263	1,185,461
Gilead Sciences Inc	12,575	1,645,313
		2,830,774
Health Care Providers & Services - 3.7%
Cigna Group/The	7,062	2,052,077
CVS Health Corp	11,724	976,492
Elevance Health Inc	2,551	960,247
Henry Schein Inc (a)	7,509	560,096
UnitedHealth Group Inc	3,535	1,309,647
		5,858,559
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International Inc (a)	1,032	172,313
Thermo Fisher Scientific Inc	3,416	1,636,127
		1,808,440
Pharmaceuticals - 2.3%
Merck & Co Inc	31,237	3,410,456
Viatris Inc	13,443	200,838
		3,611,294
TOTAL HEALTH CARE		14,109,067
Industrials - 13.5%
Aerospace & Defense - 1.0%
Lockheed Martin Corp	662	342,896
Northrop Grumman Corp	32	18,543
Textron Inc	12,788	1,227,137
		1,588,576
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	5,985	1,088,133
Expeditors International of Washington Inc	3,357	496,467
FedEx Corp	6,185	2,494,472
United Parcel Service Inc Class B	15,493	1,685,638
		5,764,710
Electrical Equipment - 1.5%
Acuity Inc	3,274	948,707
Regal Rexnord Corp	6,388	1,373,612
		2,322,319
Ground Transportation - 0.6%
Knight-Swift Transportation Holdings Inc	13,737	891,531
Machinery - 4.6%
Allison Transmission Holdings Inc	7,182	964,902
Cummins Inc	1,654	1,109,851
Deere & Co	2,173	1,281,788
Dover Corp	4,447	1,006,845
Mueller Industries Inc	1,419	192,175
PACCAR Inc	4,439	527,353
Pentair PLC	13,395	1,081,110
Westinghouse Air Brake Technologies Corp	4,361	1,176,990
		7,341,014
Professional Services - 1.5%
ExlService Holdings Inc (a)	21,423	682,965
Genpact Ltd	699	24,290
Leidos Holdings Inc	3,794	566,141
Maximus Inc	5,791	380,005
SS&C Technologies Holdings Inc	10,158	703,950
		2,357,351
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	2,785	745,573
Rush Enterprises Inc Class A	5,275	390,508
		1,136,081
TOTAL INDUSTRIALS		21,401,582
Information Technology - 9.2%
Communications Equipment - 2.3%
Cisco Systems Inc	40,561	3,711,332
IT Services - 1.2%
Accenture PLC Class A	6,960	1,243,822
GoDaddy Inc Class A (a)	6,984	606,140
		1,849,962
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp (a)	24,668	2,330,633
Micron Technology Inc	5,629	2,911,094
QUALCOMM Inc	5,759	1,034,201
		6,275,928
Software - 1.8%
Gen Digital Inc	62,207	1,199,973
Intuit Inc	821	318,958
Salesforce Inc	7,907	1,395,823
		2,914,754
TOTAL INFORMATION TECHNOLOGY		14,751,976
Materials - 3.7%
Chemicals - 1.5%
Cabot Corp	5,214	401,269
CF Industries Holdings Inc	2,779	345,152
Corteva Inc	14,431	1,169,055
Mosaic Co/The	21,681	504,517
Scotts Miracle-Gro Co/The	84	5,267
		2,425,260
Construction Materials - 0.6%
CRH PLC	8,715	1,032,030
Containers & Packaging - 0.6%
Crown Holdings Inc	9,387	922,836
Metals & Mining - 1.0%
Newmont Corp	14,010	1,556,371
TOTAL MATERIALS		5,936,497
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	2,730	376,302
Utilities - 1.8%
Electric Utilities - 1.6%
Eversource Energy	16,810	1,188,467
PG&E Corp	82,209	1,366,314
		2,554,781
Gas Utilities - 0.2%
UGI Corp	10,666	384,936
TOTAL UTILITIES		2,939,717
TOTAL UNITED STATES		145,557,652
TOTAL COMMON STOCKS (Cost $129,466,003)		156,487,804

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $129,466,003)	156,487,804
NET OTHER ASSETS (LIABILITIES) - 2.0%	3,183,378
NET ASSETS - 100.0%	159,671,182

Legend

(a)	Non-income producing.
(b)	Level 3 security.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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